Leasing Arrangements - Disclosures Related to Periods Prior to Adoption of Topic 842 (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Leases [Abstract]
Operating leases rent expense	$ 4,100	$ 3,800
Capital leases	1,756
Less accumulated amortization	998
Total	$ 758